PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2.      PRINCIPAL ACCOUNTING POLICIES

(a)              Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reported years. Management’s significant estimates include those related to accounts receivable allowances, fair values of options to purchase the Company’s common shares, estimated useful lives of property and equipment and intangible assets, consolidation of variable interest entities, assessment of recoverability of long-term investments and deferred tax valuation allowance. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may materially differ from those estimates.

(b)              Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the variable interest entities of which the Company is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIE subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted Accounting Standards Codification (“ASC”) 810 “Consolidation” for all periods presented. It requires VIEs to be consolidated by the primary beneficiary of the entity. An entity is considered to be a VIE if certain conditions are present, such as if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Prior to January 1, 2010, in determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the rights to a majority of the economic benefits and obligation to absorb a majority of the expected losses. Effective January 1, 2010, the Company also considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

As of December 31, 2010 and 2011 and for all years presented, the Company is the primary beneficiary of three VIEs, Run An, Qian Cheng and RAL, which were established in January 1997, February 1999 and April 2004, respectively. Run An and Qian Cheng were in existence prior to the establishment of the Company and are considered predecessors of the Group. The Company does not have any ownership interest in the VIE subsidiaries, but through certain arrangements as described below, the Company receives all of the economic benefits, absorbs all of the expected losses and has the power to direct activities that are significant to the VIEs. As a result of the Company’s consolidation of Run An, Qian Cheng and RAL for all periods presented, 100% of the interest of Tech JV and AdCo are included in the consolidated financial statements. The adoption of the new consolidation guidance effective January 1, 2010 did not impact the Company’s financial statements.

Run An holds a human resource service permit issued by the Beijing human resources and social security bureau which allows it to provide recruitment, training and human resource consulting services. Run An is jointly owned by David Weimin Jin and Tao Wang, two executive officers of the Company. As of December 31, 2011, the registered capital of Run An was RMB6,000 and its accumulated loss was RMB1,159.

Qian Cheng holds an advertisement license. Qian Cheng is wholly owned by Run An. As of December 31, 2011, the registered capital of Qian Cheng was RMB1,500 and its accumulated loss was RMB1,147.

On December 30, 2011, the Shanghai Administration for Industry and Commerce approved the closure of RAL. RAL was wholly owned by Run An. RAL previously held an Internet content provider license and a permit issued by the Shanghai human resources and social security bureau which allowed it to conduct human resource related services.

The Group has entered into various agreements as related to its VIE subsidiaries. The key provisions of the agreements with the Company or its subsidiaries and the VIE subsidiaries or its shareholders are as follows:

Technical and Consulting Service Agreements. WFOE has entered into technical and consulting service agreements with Run An, Qian Cheng and RAL, respectively, under which WFOE has the exclusive right, subject to certain exceptions, to provide technical services to Run An, Qian Cheng and RAL for service fees. The technical and consulting service agreements with WFOE have a term of ten years, valid to May 3, 2014 for the Qian Cheng agreement and valid to September 11, 2017 for the Run An agreement, and can only be terminated by WFOE during the term. Such term is renewable upon the expiration of the agreement. Upon the closure of RAL in December 2011, the technical and consulting service agreement between WFOE and RAL was terminated.

Pledge and Control Agreements. As security for Run An, Qian Cheng and RAL’s obligations under the technical and consulting service agreements, the shareholders of Run An, Qian Cheng and RAL have pledged all of their equity interest in Run An, Qian Cheng and RAL to WFOE. According to the pledge agreement, WFOE has the right to sell the pledged equity. Additionally, the shareholders of Run An, Qian Cheng and RAL have agreed that they will not dispose of the pledged equity or take any actions that will prejudice WFOE’s interest under the equity pledge agreements. They have further agreed that they will obtain WFOE’s consent regarding material decisions concerning the operation of Run An, Qian Cheng and RAL, including the distribution of profits, the incurrence of debt and the appointment of directors. Additionally, WFOE has the right to recommend candidates to the board for the positions of general manager and senior executives of Run An, Qian Cheng and RAL. Under such pledges, WFOE is obliged to purchase any and all of the equity interest in Run An, Qian Cheng and RAL from their shareholders, if permitted by the PRC laws. The pledges cannot be released until the discharge of all of Run An, Qian Cheng and RAL’s obligations under the respective technical and consulting service agreement. Upon the closure of RAL in December 2011, the pledge agreement between WFOE and RAL was terminated.

Management monitors the regulatory risk associated with these contractual arrangements. Jun He Law Offices, the Group’s PRC legal counsel, has advised management that these contractual arrangements are not in violation of existing PRC laws, rules and regulations in all material aspects, with exception to the effectiveness of the pledges under the equity pledge agreements, which have not yet been registered with the relevant administration of industry and commerce. Based on such advice and management’s knowledge and experience, the Group believes that its contractual arrangements with its consolidated VIEs are valid, legally binding and in compliance with current PRC laws. However, there are substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. See Note 15 for further discussion.

(c)               Foreign Currencies

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations. The exchange differences for translation of group companies’ balances where RMB is not their functional currency are included in cumulative translation adjustments, which is a separate component of shareholders’ equity in the consolidated financial statements.

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2939 on December 30, 2011, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2011, or at any other rate.

(d)              Cash and Restricted Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents cash proceeds from the exercise of share options by the Company’s employees, executives and directors held in a bank account which have yet to be transmitted to them. Included in the cash and restricted cash balances as of December 31, 2010 and 2011 are amounts denominated in United States dollars totaling US$42,695 and US$24,209, respectively (equivalent to approximately RMB282,756 and RMB152,538, based on the RMB to US$ exchange rate quoted by the People’s Bank of China on December 31, 2010 and 2011, respectively). The Group receives substantially all of its revenues in RMB, which currently is neither a freely convertible currency nor can it be freely remitted out of China.

(e)               Accounts Receivable

Accounts receivable is presented net of allowance for doubtful accounts. The Company provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(f)                 Investments

Short-term investments consist of certificates of deposit with original maturities between three months and one year.

Long-term investments consist of non-interest bearing loans provided to Area Link Co., Ltd. (“Area Link”), which is the holding company of a coupon advertising services company in China, in 2007 and 2008. Area Link is affiliated with Recruit Co., Ltd. (“Recruit”), a shareholder of the Company. See Note 11.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded as impairment losses are recorded when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near-term prospects of the issuers; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

The Company determined that the carrying value of the investments in Area Link was not recoverable and recognized a loss from impairment totaling RMB15,081 for the year ended December 31, 2011. No impairment losses were recorded during the years ended December 31, 2009 and 2010.

(g)              Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	42.25 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment*	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

* Beginning July 1, 2009, the Company reduced the useful life of certain office electronic equipment, such as computers, printers and facsimile machines, from five years to three years with no residual value due to an increase in replacement frequency. The change was applied prospectively and resulted in an increase of RMB4,045 in depreciation expense for the year ended December 31, 2009.

(h)              Intangible Assets

Intangible assets include purchased computer software and licenses and are amortized on a straight-line basis over their estimated useful lives, which range from three to ten years.

(i)                 Impairment of Long-Lived Assets

The Group has adopted ASC 360 “Property, Plant and Equipment,” which addresses the financial accounting and reporting for the recognition and measurement of impairment losses for long-lived assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset group may not be recoverable. The recoverability of an asset group is based on the undiscounted future cash flows the asset group is expected to generate and recognize an impairment loss when the estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the disposition of the asset group, if any, are less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized in the years ended December 31, 2009, 2010 and 2011.

(j)                 Revenue Recognition

Online Recruitment Services Revenues

The Group provides online recruitment advertising and other technical services through its www.51job.com website. The average display period of online recruitment services normally ranges from one week to one year. Fees for its online recruitment advertisement and other technical services are recognized as revenue ratably over the display period of the contract or when services are provided, collectibility is reasonably assured, and other criteria in accordance with ASC 605 “Revenue Recognition” (“ASC 605”) are met. For a transaction involving multiple services, the Company recognizes revenue at relative fair value which is determined based on the Company’s regular selling prices charged in unbundled arrangements. Cash received in advance of services are recognized as advance from customers.

Print Advertising Revenues

The Group provides recruitment advertising services through a weekly newspaper which is distributed in various cities of the PRC. Arrangements for recruitment advertisement on the weekly newspaper are generally short-term in nature. Fees for these types of print recruitment advertising services are recognized as revenue when collectibility is reasonably assured, upon the publication of the advertisements and when other criteria in accordance with ASC 605 are met. Cash received in advance of services are recognized as advance from customers.

Other Human Resource Related Revenues

The Group also provides other value-added human resource products, such as business process outsourcing, training, campus recruitment, executive search and other services. Revenue is recognized when (i) persuasive evidence of an agreement exists, (ii) services are rendered, (iii) the sales price and terms are fixed or determinable, and (iv) the collection of the receivable is reasonably assured, as prescribed by ASC 605.

Business and Related Taxes

The Company’s subsidiaries and its VIE subsidiaries are subject to business taxes and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of business taxes is 5% after certain deductions. In the consolidated statements of operations and comprehensive income, business taxes and related surcharges for revenues earned are deducted from gross revenues to arrive at net revenues.

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to be the first city in China to carry out a pilot program of tax reform. Effective January 1, 2012, any entity in Shanghai under the category of “selected modern service industries” will switch from a business tax payer to a value-added tax, or VAT, payer, who is permitted to offset input VAT supported by valid VAT invoices received from vendors against its VAT liability. Some of the Company’s subsidiaries in Shanghai fall into this category and will be subject to VAT at a rate of 6% and will stop paying business tax from January 1, 2012 onwards. The Company does not expect this new VAT policy in Shanghai will have a material impact on its financial statements.

(k)              Cost of Services

Cost of services consist primarily of payroll compensation and related employee costs, printing and publishing expenses, subcontracting fees and other expenses incurred by the Group which are directly attributable to the rendering of the Group’s recruitment advertising and other human resource services.

(l)                 Sales and Marketing Expenses

Sales and marketing expenses consist primarily of the Group’s sales and marketing personnel payroll compensation and related employee costs and advertising and promotion expenses. Advertising and promotion expenses generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire for the Group’s services. Advertising and promotion expenses are charged to the consolidated statements of operations when incurred and totaled RMB32,022, RMB58,332 and RMB62,371 for the years ended December 31, 2009, 2010 and 2011, respectively.

(m)           Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation — Stock Compensation.” It requires the Company to measure at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. Risk-free interest rates are based on U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life takes into account vesting and contractual terms, employee demographics and historical exercise behavior, which the Company believes are useful reference points. The assumption for expected dividend yield is consistent with the Company’s current policy of no dividend payout. The Company estimates expected volatility at the date of grant based on historical volatilities of the market price of its American depositary shares (“ADSs”). Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.

For the years ended December 31, 2009, 2010 and 2011, the fair value of options granted was estimated with the following assumptions:

	2009	2010	2011
Risk-free interest rate	1.70%	0.87%-2.26%	1.58%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	60%	50%	48%
Weighted average of fair value per option at grant date	RMB12.70	RMB24.96	RMB70.26

(n)              Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(o)              Taxation

The Company accounts for income taxes under the liability method. Under this method, deferred income taxes are recognized for the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities by applying enacted statutory rates applicable to future years in which the differences are expected to reverse. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

The Company adopted ASC 740-10-25 “Income Taxes — Overall — Recognition” to account for uncertainties in income taxes effective January 1, 2007. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as general and administrative expenses. As of December 31, 2010 and 2011, the Company did not have any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

(p)              Statutory Reserves

With the exception of Tech JV which is 50% owned by 51net, a British Virgin Islands company, and Wang Ju which is majority owned by 51net HR, a Cayman Islands company, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC are required on an annual basis to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit to the statutory common reserve. The amount of allocation is calculated based on an entity’s after-tax profit shown in its statutory financial statements which are prepared in accordance with PRC accounting standards and regulations until the reserve has reached 50% of the registered capital of each company. Once the total statutory common reserve fund reaches 50% of the registered capital of the respective companies, further appropriations are discretionary. The statutory common reserve fund is not distributable to shareholders except in the event of liquidation. Since 2008, the statutory common reserve fund for more than half of the Company’s subsidiaries and VIE subsidiaries incorporated in the PRC had reached 50% of the registered capital of the respective companies. As a result, no appropriations were made by these entities to their respective statutory reserve funds in the years ended December 31, 2009, 2010 and 2011. With the exception of a few entities, all remaining subsidiaries whose total statutory common reserve fund had not reached 50% of its respective registered capital had accumulative losses as of December 31, 2009, 2010 and 2011. As a result, these entities did not make appropriations to their statutory reserve funds in the years ended December 31, 2009, 2010 and 2011. During the years ended December 31, 2009, 2010 and 2011, the Group’s subsidiaries made total appropriations to their statutory common reserve fund in the amount of RMB364, RMB250 and RMB521, respectively. During the year ended December 31, 2010, the Group also made a reversal of RMB546 from the common statutory common reserve fund to retained earnings due to the closure of two subsidiaries. The statutory common reserve funds of these two subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common reserve fund was made in the years ended December 31, 2009 and 2011.

In addition, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC may, at the discretion of its board of directors, on an annual basis set aside the statutory common welfare fund, which can be used for staff welfare of the Group. The Group’s subsidiaries made total appropriations to their statutory common welfare fund of RMB57, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively. During the year ended December 31, 2010, the Group also made a reversal of RMB261 from the statutory common welfare fund to retained earnings due to the closure of two subsidiaries. The statutory common welfare funds of these two subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common welfare fund was made in the years ended December 31, 2009 and 2011.

Appropriations to the statutory common reserve fund and the statutory common welfare fund are accounted for as a transfer from retained earnings to the statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. These reserves are not distributable as cash dividends.

(q)              Dividend

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. See Note 2(p). Aggregate net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were approximately RMB518,158 and RMB516,288, or 31.3% and 24.5% of total consolidated net assets, as of December 31, 2010 and 2011, respectively. However, the PRC subsidiaries may transfer such net assets to the Company by other means, including through royalty and trademark license agreements or certain other contractual agreements, at the discretion of the Company without third party consent. Condensed parent company data is contained in Financial Statement Schedule I.

(r)                Earnings Per Share

In accordance with ASC 260 “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of the common shares issuable upon the exercise of outstanding share options (using the treasury stock method).

(s)                Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value, and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(t)                 Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting,” the Company currently operates and manages its business as a single operating and single reportable segment. The Company primarily generates its revenues from customers in the PRC, and assets of the Company are also located in PRC. Accordingly, no geographical segments are presented.

(u)              Stock Repurchase

When the Company’s common shares are repurchased for retirement, the excess of cost over par value is charged entirely to additional paid-in capital, limited to additional paid-in capital of the same issue being retired.

(v)               Comprehensive Income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income mainly consists of cumulative foreign currency translation adjustments.

(w)            Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have an impact on the Company’s financial statements.